Earnings (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) per Share

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Weighted-average shares for basic earnings (loss) per share	58.2	57.7	58.0	57.7
Effect of share options and restricted shares	0.9	—	0.7	—

Weighted-average shares for diluted earnings (loss) per share	59.1	57.7	58.7	57.7

	2013	2012	2011
Weighted-average shares for basic earnings (loss) per share	57.7	57.7	57.7
Effect of share options and restricted shares	0.1	—	—

Weighted-average shares for diluted earnings (loss) per share	57.8	57.7	57.7